                             Fidelity Income Plus
                     The Fidelity Variable Annuity Account
                        Annual Report December 31, 1995

DEAR FIDELITY INCOME PLUS OWNER:

Your annual reports are enclosed--both your Annuity Annual Report (Fidelity Income Plus) and the Annual Reports for its underlying mutual funds (The Variable Insurance Products Funds).

Many owners of Fidelity Income Plus make additional contributions to their annuities after their initial purchase. By doing this, their annuity is even better positioned to help assure an adequate income at retirement.

An easy way to make additions to your contract is to simply write a check for your annuity each month as you write out your regular monthly checks. The nice part of this method is that you're actually paying yourself. We are including a postage-paid return envelope for your convenience if you would like to use this method. Remember, unlike many annuities, with Fidelity Income Plus there are no surrender charges.

We value the confidence you have placed in us and will work to make Fidelity Income Plus your continued choice for retirement savings.

Sincerely,

/s/ William L. Busler

William L. Busler
President
PFL Life Insurance Company

THE FIDELITY VARIABLE ANNUITY ACCOUNT
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND CONTRACT OWNERS OF
THE FIDELITY VARIABLE ANNUITY ACCOUNT,
PFL LIFE INSURANCE COMPANY:

We have audited the accompanying balance sheet of The Fidelity Variable Annuity Account (comprising, respectively, the Money Market, High Income, Equity Income, Growth, Overseas, Investment Grade Bond, Asset Manager, Asset Manager Growth, Contrafund, Index 500, Fidelity Daily Income Trust, Fidelity Capital and Income Fund, Fidelity Government Securities Fund, Ltd., and Fidelity Cash Reserves subaccounts) as of December 31, 1995, and the related statements of operations and changes in contract owners' equity for the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1995, by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting The Fidelity Variable Annuity Account at December 31, 1995, and the results of their operations and changes in their contract owners' equity for the periods indicated therein in conformity with generally accepted accounting principles.

                                                   Ernst & Young LLP

Des Moines, Iowa
February 6, 1996

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

BALANCE SHEET
December 31, 1995


                                          MONEY       HIGH      EQUITY
                                         MARKET      INCOME     INCOME      GROWTH
                             TOTAL     SUBACCOUNT  SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                          ------------ ----------- ---------- ----------- -----------
ASSETS
Cash....................  $      9,453       6,890        --          324         238
Investments in mutual
 funds, at current
 market value:
  Variable Insurance
   Products Fund--Money
   Market Portfolio
   111,722,145.120
   shares @ $1.00 (cost
   $111,722,145)........   111,722,145 111,722,145        --          --          --
  Variable Insurance
   Products Fund--High
   Income Portfolio
   4,699,636.088 shares
   @ $12.05 (cost
   $54,615,800).........    56,630,615         --  56,630,615         --          --
  Variable Insurance
   Products Fund--Equity
   Income Portfolio
   12,504,611.755 @
   $19.27 shares (cost
   $196,902,671)........   240,963,869         --         --  240,963,869         --
  Variable Insurance
   Products Fund--Growth
   Portfolio
   4,964,554.406 @
   $29.20 shares (cost
   $132,739,722)........   144,964,989         --         --          --  144,964,989
  Variable Insurance
   Products Fund--
   Overseas Portfolio
   1,877,228.415 shares
   @ $17.05 (cost
   $30,246,861).........    32,006,744         --         --          --          --
  Variable Insurance
   Products Fund II--
   Investment Grade Bond
   Portfolio
   1,340,473.420 shares
   @ $12.48 (cost
   $16,012,594).........    16,729,108         --         --          --          --
  Variable Insurance
   Products Fund II--
   Asset Manager
   Portfolio
   5,308,182.474 shares
   @ $15.79 (cost
   $78,482,788).........    83,816,201         --         --          --          --
  Variable Insurance
   Products Fund II--
   Asset Manager Growth
   Portfolio 186,800.354
   shares @ $11.78 (cost
   $2,223,493)..........     2,200,508         --         --          --          --
  Variable Insurance
   Products Fund II--
   Contrafund Portfolio
   1,519,994.719 shares
   @ $13.78 (cost
   $20,913,115).........    20,945,527         --         --          --          --
  Variable Insurance
   Products Fund II--
   Index 500 Portfolio
   122,168.638 shares @
   $75.71 (cost
   $9,015,173)..........     9,249,388         --         --          --          --
  Fidelity Daily Income
   Trust
   405,052.072 shares @
   $1.00 (cost
   $405,052)............       405,052         --         --          --          --
  Fidelity Capital and
   Income Fund
   19,150.626 shares @
   $9.16 (cost
   $179,825)............       175,420         --         --          --          --
  Fidelity Government
   Securities Fund, Ltd.
   3,608.504 shares @
   $10.17 (cost
   $34,652).............        36,698         --         --          --          --
  Fidelity Cash Reserves
   71,989.190 shares @
   $1.00 (cost
   $71,989).............        71,989         --         --          --          --
                          ------------ ----------- ---------- ----------- -----------
  Total Investments in
   Mutual Funds.........   719,918,253 111,722,145 56,630,615 240,963,869 144,964,989
                          ------------ ----------- ---------- ----------- -----------
 Total Assets...........  $719,927,706 111,729,035 56,630,615 240,964,193 144,965,227
                          ============ =========== ========== =========== ===========
LIABILITIES AND CONTRACT
 OWNERS' EQUITY
Liabilities:
 Contract terminations
  payable...............  $        251         --          85         --          --
 Accrued administrative
  fee...................       310,485      48,899     21,912     102,603      62,771
                          ------------ ----------- ---------- ----------- -----------
 Total Liabilities......       310,736      48,899     21,997     102,603      62,771
Contract Owners' Equity:
 Deferred annuity
  contracts terminable
  by owners (Notes 2 and
  5)....................   719,616,970 111,680,136 56,608,618 240,861,590 144,902,456
                          ------------ ----------- ---------- ----------- -----------
                          $719,927,706 111,729,035 56,630,615 240,964,193 144,965,227
                          ============ =========== ========== =========== ===========

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                    FIDELITY   FIDELITY    FIDELITY
                                    ASSET                            DAILY    CAPITAL AND GOVERNMENT  FIDELITY
            INVESTMENT   ASSET     MANAGER                           INCOME     INCOME    SECURITIES    CASH
 OVERSEAS   GRADE BOND  MANAGER     GROWTH   CONTRAFUND INDEX 500    TRUST       FUND     FUND, LTD.  RESERVES
SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT SUBACCOUNT
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------- ---------- ----------
        54          75        201       --          --        --        857          27        600        187
       --          --         --        --          --        --        --          --         --         --
       --          --         --        --          --        --        --          --         --         --
       --          --         --        --          --        --        --          --         --         --
       --          --         --        --          --        --        --          --         --         --
32,006,744         --         --        --          --        --        --          --         --         --
       --   16,729,108        --        --          --        --        --          --         --         --
       --          --  83,816,201       --          --        --        --          --         --         --
       --          --         --  2,200,508         --        --        --          --         --         --
       --          --         --        --   20,945,527       --        --          --         --         --
       --          --         --        --          --  9,249,388       --          --         --         --
       --          --         --        --          --        --    405,052         --         --         --
       --          --         --        --          --        --        --      175,420        --         --
       --          --         --        --          --        --        --          --      36,698        --
       --          --         --        --          --        --        --          --         --      71,989
----------  ---------- ---------- ---------  ---------- ---------   -------     -------     ------     ------
32,006,744  16,729,108 83,816,201 2,200,508  20,945,527 9,249,388   405,052     175,420     36,698     71,989
----------  ---------- ---------- ---------  ---------- ---------   -------     -------     ------     ------
32,006,798  16,729,183 83,816,402 2,200,508  20,945,527 9,249,388   405,909     175,447     37,298     72,176
==========  ========== ========== =========  ========== =========   =======     =======     ======     ======
       --          --         --          4         117        45       --          --         --         --
    14,908       5,809     44,532       592       5,323     2,486       383         140         35         92
----------  ---------- ---------- ---------  ---------- ---------   -------     -------     ------     ------
    14,908       5,809     44,532       596       5,440     2,531       383         140         35         92
31,991,890  16,723,374 83,771,870 2,199,912  20,940,087 9,246,857   405,526     175,307     37,263     72,084
----------  ---------- ---------- ---------  ---------- ---------   -------     -------     ------     ------
32,006,798  16,729,183 83,816,402 2,200,508  20,945,527 9,249,388   405,909     175,447     37,298     72,176
==========  ========== ========== =========  ========== =========   =======     =======     ======     ======

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1995, Except as Noted



                                            MONEY       HIGH       EQUITY
                                           MARKET      INCOME      INCOME     GROWTH
                               TOTAL     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT SUBACCOUNT
                            ------------ ----------- ----------  ---------- -----------
NET INVESTMENT INCOME
 (LOSS)
Income:
 Dividends................  $ 28,022,640   7,247,002  3,056,739  13,490,976     537,920
Expenses:
 Administrative fee (Note
  4)......................       311,291      49,207     22,024     102,879      62,819
 Mortality and expense
  risk charge (Note 4)....     5,358,215   1,005,334    426,846   1,634,492   1,028,201
                            ------------ ----------- ----------  ---------- -----------
   Net investment income
    (loss)................    22,353,134   6,192,461  2,607,869  11,753,605    (553,100)
                            ------------ ----------- ----------  ---------- -----------
NET REALIZED & UNREALIZED
 CAPITAL GAIN (LOSS) FROM
 INVESTMENTS
Net realized capital gain
 (loss) from sales of in-
 vestments:
 Proceeds from sales......   582,209,080 201,362,192 78,935,709  56,297,818 105,005,173
 Cost of investments
  sold....................   537,818,795 201,362,192 75,700,675  40,834,969  82,638,249
                            ------------ ----------- ----------  ---------- -----------
Net realized capital gain
 (loss) from sales of in-
 vestments................    44,390,285          --  3,235,034  15,462,849  22,366,924
Net change in unrealized
 appreciation/depreciation
 of investments:
 Beginning of the
  period..................     3,434,817          -- (1,595,528) 11,700,733    (330,152)
 End of the period........    66,352,373          --  2,014,815  44,061,198  12,225,267
                            ------------ ----------- ----------  ---------- -----------
Net change in unrealized
 appreciation/depreciation
 of investments...........    62,917,556          --  3,610,343  32,360,465  12,555,419
                            ------------ ----------- ----------  ---------- -----------
Net realized and
 unrealized capital gain
 (loss) from investments..   107,307,841          --  6,845,377  47,823,314  34,922,343
                            ------------ ----------- ----------  ---------- -----------
INCREASE FROM OPERATIONS..  $129,660,975   6,192,461  9,453,246  59,576,919  34,369,243
                            ============ =========== ==========  ========== ===========


/1/Period from September 5, 1995 (commencement of operations) to December 31,
   1995.
/2/Period from September 1, 1995 (commencement of operations) to December 31,
   1995.

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


                                                                                FIDELITY   FIDELITY    FIDELITY
                                         ASSET                                   DAILY    CAPITAL AND GOVERNMENT  FIDELITY
             INVESTMENT    ASSET        MANAGER                                  INCOME     INCOME    SECURITIES    CASH
 OVERSEAS    GRADE BOND   MANAGER       GROWTH      CONTRAFUND     INDEX 500     TRUST       FUND     FUND, LTD.  RESERVES
SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT/1/ SUBACCOUNT/2/ SUBACCOUNT/2/ SUBACCOUNT SUBACCOUNT  SUBACCOUNT SUBACCOUNT
----------   ----------  ----------  ------------- ------------- ------------- ---------- ----------- ---------- ----------
   395,722      493,824   2,403,706       85,240      260,968             --     26,295     17,814       2,289      4,145
    14,968        5,823      44,520          592        5,323          2,486        383        140          35         92
   328,429      119,802     777,356        2,840       25,283          9,632         --         --          --         --
----------   ----------  ----------    ---------      -------      ---------    -------     ------      ------     ------
    52,325      368,199   1,581,830       81,808      230,362        (12,118)    25,912     17,674       2,254      4,053
----------   ----------  ----------    ---------      -------      ---------    -------     ------      ------     ------
60,191,038   19,043,543  57,258,094    1,375,578      327,719      2,155,846    177,883     62,425       1,834     14,228
60,561,615   18,402,386  54,258,487    1,398,419      331,129      2,090,615    177,883     46,128       1,820     14,228
----------   ----------  ----------    ---------      -------      ---------    -------     ------      ------     ------
 (370,577)      641,157   2,999,607      (22,841)      (3,410)        65,231         --     16,297          14         --
(1,629,557)    (514,722) (4,193,221)          --           --             --         --     (1,375)     (1,361)        --
 1,759,883      716,514   5,333,413      (22,985)      32,412        234,215         --     (4,405)      2,046         --
----------   ----------  ----------    ---------      -------      ---------    -------     ------      ------     ------
 3,389,440    1,231,236   9,526,634      (22,985)      32,412        234,215         --     (3,030)      3,407         --
----------   ----------  ----------    ---------      -------      ---------    -------     ------      ------     ------
 3,018,863    1,872,393  12,526,241      (45,826)      29,002        299,446         --     13,267       3,421         --
----------   ----------  ----------    ---------      -------      ---------    -------     ------      ------     ------
 3,071,188    2,240,592  14,108,071       35,982      259,364        287,328     25,912     30,941       5,675      4,053
==========   ==========  ==========    =========      =======      =========    =======     ======      ======     ======

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 1995 and 1994, Except as Noted

                                                                   MONEY
                                                                  MARKET
                                        TOTAL                   SUBACCOUNT
                               -------------------------  ------------------------
                                   1995         1994         1995         1994
                               ------------  -----------  -----------  -----------
OPERATIONS
 Net investment income
  (loss).....................  $ 22,353,134   31,025,106    6,192,461    4,234,133
 Net realized capital gain
  (loss).....................    44,390,285   21,836,783          --           --
 Net change in unrealized
  appreciation/depreciation..    62,917,556  (53,761,588)         --           --
                               ------------  -----------  -----------  -----------
 Increase (decrease) from
  operations.................   129,660,975     (899,699)   6,192,461    4,234,133
                               ------------  -----------  -----------  -----------
CONTRACT TRANSACTIONS
 Net contract purchase
  payments (Note 5)..........    22,440,308   62,285,269    3,470,040    9,120,437
 Transfers between funds.....           --           --   (20,233,350)  67,470,241
 Contract terminations,
  withdrawals, and other
  deductions.................   (69,092,044) (41,145,719) (22,492,993) (18,186,396)
                               ------------  -----------  -----------  -----------
 Increase (decrease) from
  contract transactions......   (46,651,736)  21,139,550  (39,256,303)  58,404,282
                               ------------  -----------  -----------  -----------
 Net increase (decrease) in
  contract owners' equity....    83,009,239   20,239,851  (33,063,842)  62,638,415
                               ------------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
 Beginning of period.........   636,607,731  616,367,880  144,743,978   82,105,563
                               ------------  -----------  -----------  -----------
 End of period...............  $719,616,970  636,607,731  111,680,136  144,743,978
                               ============  ===========  ===========  ===========


                                                              ASSET
                                        ASSET                MANAGER
                                       MANAGER                GROWTH       CONTRAFUND
                                      SUBACCOUNT          SUBACCOUNT /1/ SUBACCOUNT /2/
                               -------------------------  -------------- --------------
                                   1995         1994           1995           1995
                               ------------  -----------  -------------- --------------
OPERATIONS
 Net investment income
  (loss)....................   $  1,581,830    6,621,770       81,808         230,362
 Net realized capital gain
  (loss)....................      2,999,607    4,947,994      (22,841)         (3,410)
 Net change in unrealized
  appreciation/depreciation..     9,526,634  (22,504,562)     (22,985)         32,412
                               ------------  -----------    ---------      ----------
 Increase (decrease) from
  operations................     14,108,071  (10,934,798)      35,982         259,364
                               ------------  -----------    ---------      ----------
CONTRACT TRANSACTIONS
 Net contract purchase
  payments (Note 5).........      1,020,855   19,629,724       45,270       2,487,239
 Transfers between funds....    (37,185,580) (32,141,231)   2,120,226      18,198,510
 Contract terminations,
  withdrawals, and other
  deductions................    (15,130,539)  (8,048,389)      (1,566)         (5,026)
                               ------------  -----------    ---------      ----------
 Increase (decrease) from
  contract transactions.....    (51,295,264) (20,559,896)   2,163,930      20,680,723
                               ------------  -----------    ---------      ----------
 Net increase (decrease) in
  contract owners' equity...    (37,187,193) (31,494,694)   2,199,912      20,940,087
                               ------------  -----------    ---------      ----------
CONTRACT OWNERS' EQUITY
 Beginning of period........    120,959,063  152,453,757          --              --
                               ------------  -----------    ---------      ----------
 End of period..............   $ 83,771,870  120,959,063    2,199,912      20,940,087
                               ============  ===========    =========      ==========

/1/Period from September 5, 1995 (commencement of operations) to December 31,
   1995.
/2/Period from September 1, 1995 (commencement of operations) to December 31,
   1995.

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


          HIGH                       EQUITY
         INCOME                      INCOME                      GROWTH                    OVERSEAS
       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
--------------------------  --------------------------  -------------------------  -------------------------
   1995           1994          1995          1994         1995          1994          1995         1994
-----------   ------------  ------------  ------------  -----------  ------------  ------------  -----------
  2,607,869      5,779,376    11,753,605     9,804,931     (553,100)    4,830,061        52,325     (226,079)
  3,235,034         43,715    15,462,849     7,411,887   22,366,924     4,473,798      (370,577)   5,355,067
  3,610,343     (6,772,747)   32,360,465    (8,604,317)  12,555,419   (10,510,469)    3,389,440   (5,078,416)
-----------   ------------  ------------  ------------  -----------  ------------  ------------  -----------
  9,453,246       (949,656)   59,576,919     8,612,501   34,369,243    (1,206,610)    3,071,188       50,572
-----------   ------------  ------------  ------------  -----------  ------------  ------------  -----------
  2,541,623      3,369,795     6,476,010    12,038,431    5,014,275     6,686,141       758,971    9,930,629
  5,665,599    (22,995,715)   26,450,043     3,244,268   18,973,304    (1,233,845)  (26,175,338)  (9,356,057)
 (3,140,180)    (2,241,305)  (15,872,839)   (5,994,171)  (7,508,950)   (3,645,699)   (3,072,733)  (1,920,604)
-----------   ------------  ------------  ------------  -----------  ------------  ------------  -----------
  5,067,042    (21,867,225)   17,053,214     9,288,528   16,478,629     1,806,597   (28,489,100)  (1,346,032)
-----------   ------------  ------------  ------------  -----------  ------------  ------------  -----------
 14,520,288    (22,816,881)   76,630,133    17,901,029   50,847,872       599,987   (25,417,912)  (1,295,460)
-----------   ------------  ------------  ------------  -----------  ------------  ------------  -----------
 42,088,330     64,905,211   164,231,457   146,330,428   94,054,584    93,454,597    57,409,802   58,705,262
-----------   ------------  ------------  ------------  -----------  ------------  ------------  -----------
 56,608,618     42,088,330   240,861,590   164,231,457  144,902,456    94,054,584    31,991,890   57,409,802
===========   ============  ============  ============  ===========  ============  ============  ===========

        INVESTMENT
        GRADE BOND
        SUBACCOUNT
-----------   -----------
    1995           1994
-----------   -----------
    368,199        (72,108)
    641,157       (427,352)
  1,231,236       (210,086)
-----------   ------------
  2,240,592       (709,546)
-----------   ------------
    265,588      1,399,181
  3,592,936     (4,916,111)
 (1,620,546)    (1,077,700)
-----------   ------------
  2,237,978     (4,594,630)
-----------   ------------
  4,478,570     (5,304,176)
-----------   ------------
 12,244,804     17,548,980
-----------   ------------
 16,723,374     12,244,804
===========   ============

                  FIDELITY        FIDELITY          FIDELITY         FIDELITY
                 INVESTMENT        DAILY           CAPITAL AND      GOVERNMENT       FIDELITY
                 GRADE BOND        INCOME            INCOME         SECURITIES         CASH
  INDEX 500         FUND           TRUST              FUND          FUND, LTD.       RESERVES
SUBACCOUNT /2/   SUBACCOUNT      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
--------------  ------------  -----------------  ----------------  -------------  ---------------
     1995       1995  1994      1995     1994     1995     1994     1995   1994    1995     1994
--------------  ---- -------  --------  -------  -------  -------  ------ ------  -------  ------
    (12,118)    --     2,669    25,912   19,918   17,674   25,163   2,254  2,256    4,053   3,016
     65,231     --       846       --       --    16,297   30,595      14    233      --      --
    234,215     --    (5,504)      --       --    (3,030) (72,046)  3,407 (3,441)     --      --
  ---------     ---  -------  --------  -------  -------  -------  ------ ------  -------  ------
    287,328     --    (1,989)   25,912   19,918   30,941  (16,288)  5,675   (952)   4,053   3,016
  ---------     ---  -------  --------  -------  -------  -------  ------ ------  -------  ------
    360,437     --       --        --   110,931      --       --      --     --       --      --
  8,651,679     --   (40,730)      --   (10,000) (58,029) (20,820)    --     --       --      --
    (52,587)    --       (32) (177,363)  (9,000)  (3,420) (17,743)    --     121  (13,302) (4,801)
  ---------     ---  -------  --------  -------  -------  -------  ------ ------  -------  ------
  8,959,529     --   (40,762) (177,363)  91,931  (61,449) (38,563)    --     121  (13,302) (4,801)
  ---------     ---  -------  --------  -------  -------  -------  ------ ------  -------  ------
  9,246,857     --   (42,751) (151,451) 111,849  (30,508) (54,851)  5,675   (831)  (9,249) (1,785)
  ---------     ---  -------  --------  -------  -------  -------  ------ ------  -------  ------
        --      --    42,751   556,977  445,128  205,815  260,666  31,588 32,419   81,333  83,118
  ---------     ---  -------  --------  -------  -------  -------  ------ ------  -------  ------
  9,246,857     --       --    405,526  556,977  175,307  205,815  37,263 31,588   72,084  81,333
  =========     ===  =======  ========  =======  =======  =======  ====== ======  =======  ======

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 1995

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization -- The Fidelity Variable Annuity Account ("Variable Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Asset Manager Growth subaccount commenced operations on September 5, 1995. The Contrafund and Index 500 subaccounts commenced operations on September 1, 1995.

The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments -- Net purchase payments received by the Variable Account are invested in the portfolios of the eligible mutual funds, Variable Insurance Products Fund and Variable Insurance Products Fund II ("VIPF II"), as selected by the contract owner. Variable Insurance Products Fund, formerly known as Fidelity Cash Reserves II, was established on April 1, 1982 to comply with the Internal Revenue Service guidelines for tax-deferred variable annuity contracts. Transfers into the portfolios of the eligible Funds are permitted from the formerly eligible funds. Transfers into the formerly eligible funds are permitted only on deposits made prior to 1981. Investments are stated at the closing net asset values per share as of December 31, 1995.

Realized capital gains and losses from sale of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

Dividend Income -- Dividends received from the mutual fund investments are reinvested to purchase additional mutual fund shares.

Reclassifications -- Certain amounts in the 1994 financial statements have been reclassified to conform to the 1995 presentation.

2. CONTRACT OWNERS' EQUITY
At December 31, 1995 and 1994, contract owners' equity included an amount of $0 and $271,006, respectively, substantially all of which is related to the Money Market subaccount, which represented the current value of PFL Life's initial capital contribution. PFL Life redeemed its capital contribution in June 1995.

A summary of deferred annuity contracts terminable by owners at December 31, 1995, follows:

                                                   ACCUMULATION
                                     ACCUMULATION      UNIT         TOTAL
      SUB-ACCOUNT                    UNITS OWNED      VALUE     CONTRACT VALUE
      -----------                   -------------- ------------ --------------
Variable Insurance Products Fund--
 Money Market...................... 48,392,069.066  $2.307819    $111,680,136
Variable Insurance Products Fund--
 High Income....................... 19,488,862.806   2.904665      56,608,618
Variable Insurance Products Fund--
 Equity Income..................... 81,601,359.509   2.951686     240,861,590
Variable Insurance Products Fund--
 Growth............................ 43,498,210.261   3.331228     144,902,456
Variable Insurance Products Fund--
 Overseas.......................... 18,307,714.844   1.747454      31,991,890
Variable Insurance Products Fund
 II--Investment Grade Bond......... 10,019,780.574   1.669036      16,723,374
Variable Insurance Products Fund
 II--Asset Manager................. 45,933,251.411   1.823774      83,771,870
Variable Insurance Products Fund
 II--Asset Manager Growth..........  2,178,270.748   1.009935       2,199,912
Variable Insurance Products Fund
 II--Contrafund.................... 20,570,759.262   1.017954      20,940,087
Variable Insurance Products Fund
 II--Index 500.....................  8,432,120.348   1.096623       9,246,857
Fidelity Daily Income Trust........    131,063.459   3.094122         405,526
Fidelity Capital and Income Fund...     25,993.308   6.744302         175,307
Fidelity Government Securities
 Fund, Ltd.........................      8,068.949   4.618027          37,263
Fidelity Cash Reserves.............     23,192.241   3.108117          72,084
                                                                 ------------
                                                                 $719,616,970
                                                                 ============

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

A summary of changes in contract owners' account units follows:

                            MONEY        HIGH        EQUITY                             INVESTMENT     ASSET
                           MARKET       INCOME       INCOME      GROWTH     OVERSEAS    GRADE BOND    MANAGER
                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                         -----------  -----------  ----------  ----------  -----------  ----------  -----------
Units outstanding at
 1/1/94.................  38,655,266   26,114,131  70,574,631  37,369,701   36,890,366  11,685,282   90,364,012
Units purchased.........   4,152,571    1,393,573   5,628,529   2,701,508    6,073,666     940,153   11,630,547
Units redeemed and
 transferred............  23,076,369  (10,170,652) (1,632,017) (2,154,214)  (7,216,511) (4,086,145) (25,038,996)
                         -----------  -----------  ----------  ----------  -----------  ----------  -----------
Units outstanding at
 12/31/94...............  65,884,206   17,337,052  74,571,143  37,916,995   35,747,521   8,539,290   76,955,563
Units purchased.........   1,537,905      960,123   2,496,416   1,617,667      465,886     169,450      616,917
Units redeemed and
 transferred............ (19,030,042)   1,191,688   4,533,801   3,963,548  (17,905,692)  1,311,041  (31,639,229)
                         -----------  -----------  ----------  ----------  -----------  ----------  -----------
Units outstanding at
 12/31/95...............  48,392,069   19,488,863  81,601,360  43,498,210   18,307,715  10,019,781   45,933,251
                         ===========  ===========  ==========  ==========  ===========  ==========  ===========

                                                           FIDELITY   FIDELITY   FIDELITY    FIDELITY
                           ASSET                          INVESTMENT   DAILY    CAPITAL AND GOVERNMENT  FIDELITY
                          MANAGER                         GRADE BOND   INCOME     INCOME    SECURITIES    CASH
                           GROWTH   CONTRAFUND INDEX 500     FUND      TRUST       FUND     FUND, LTD.  RESERVES
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT SUBACCOUNT
                         ---------- ---------- ---------- ---------- ---------- ----------- ---------- ----------
Units outstanding at
 1/1/94.................       --          --        --     10,102    158,276     43,009      8,085      29,444
Units purchased.........       --          --        --        --      39,217        --         --          --
Units redeemed and
 transferred............       --          --        --    (10,102)    (6,825)    (7,387)        (8)     (1,723)
                         ---------  ---------- ---------   -------    -------     ------      -----      ------
Units outstanding at
 12/31/94...............       --          --        --        --     190,668     35,622      8,077      27,721
Units purchased.........    45,783   2,482,288   341,061       --         --         --         --          --
Units redeemed and
 transferred............ 2,132,488  18,088,471 8,091,059       --     (59,605)    (9,629)        (8)     (4,529)
                         ---------  ---------- ---------   -------    -------     ------      -----      ------
Units outstanding at
 12/31/95............... 2,178,271  20,570,759 8,432,120       --     131,063     25,993      8,069      23,192
                         =========  ========== =========   =======    =======     ======      =====      ======

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

3. TAXES
Operations of the Variable Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Variable Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Variable Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Variable Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

4. ADMINISTRATIVE AND MORTALITY RISK CHARGE
Administrative charges include an annual charge of $35 per contract. Charges for administrative fees to the variable annuity contracts are an expense of the Variable Account.

PFL Life deducts a daily charge equal to an annual rate of 0.8% of the value of the contract owners' individual account of the eligible funds as a charge for assuming the mortality risk.

5. NET ASSETS
At December 31, 1995 contract owners' equity was comprised of:

                                 MONEY        HIGH      EQUITY                             INVESTMENT   ASSET     SUBTOTAL
                                MARKET       INCOME     INCOME      GROWTH     OVERSEAS    GRADE BOND  MANAGER      FROM
                    TOTAL     SUBACCOUNT   SUBACCOUNT SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT SUBACCOUNT   BELOW
                 ------------ -----------  ---------- ----------- ----------- -----------  ---------- ---------- ----------
Unit
 transactions,
 accumulated net
 investment
 income and
 realized
 capital gains.. $653,264,597 111,680,136  54,593,803 196,800,392 132,677,189 30,232,007   16,006,860 78,438,457 32,835,753
Adjustment for
 appreciation
 (depreciation)
 to market
 value..........   66,352,373         --    2,014,815  44,061,198  12,225,267  1,759,883      716,514  5,333,413    241,283
                 ------------ -----------  ---------- ----------- ----------- ----------   ---------- ---------- ----------
Total Contract
 Owners'
 Equity......... $719,616,970 111,680,136  56,608,618 240,861,590 144,902,456 31,991,890   16,723,374 83,771,870 33,077,036
                 ============ ===========  ========== =========== =========== ==========   ========== ========== ==========
                                                                   FIDELITY    FIDELITY     FIDELITY
                                 ASSET                               DAILY    CAPITAL AND  GOVERNMENT  FIDELITY
                                MANAGER                             INCOME      INCOME     SECURITIES    CASH
                                GROWTH     CONTRAFUND  INDEX 500     TRUST       FUND      FUND, LTD.  RESERVES
                   SUBTOTAL   SUBACCOUNT   SUBACCOUNT SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT SUBACCOUNT
                 ------------ -----------  ---------- ----------- ----------- -----------  ---------- ----------
Unit
 transactions,
 accumulated net
 investment
 income and
 realized
 capital gains.. $ 32,835,753   2,222,897  20,907,675   9,012,642     405,526    179,712       35,217     72,084
Adjustment for
 appreciation
 (depreciation)
 to market
 value..........      241,283     (22,985)     32,412     234,215         --      (4,405)       2,046        --
                 ------------ -----------  ---------- ----------- ----------- ----------   ---------- ----------
Total Contract
 Owners'
 Equity......... $ 33,077,036   2,199,912  20,940,087   9,246,857     405,526    175,307       37,263     72,084
                 ============ ===========  ========== =========== =========== ==========   ========== ==========

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

6. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                         YEAR ENDED DECEMBER 31 OR
                                 COMMENCEMENT OF OPERATIONS TO DECEMBER 31
                            ---------------------------------------------------
                                      1995                      1994
                            ------------------------- -------------------------
                             PURCHASES      SALES      PURCHASES      SALES
                            ------------ ------------ ------------ ------------
Variable Insurance
 Products Fund--Money
 Market...................  $167,884,679 $201,362,192 $184,706,003 $121,670,069
Variable Insurance
 Products Fund--High
 Income...................    86,733,867   78,935,709   43,563,970   59,788,039
Variable Insurance
 Products Fund--Equity
 Income...................    85,311,732   56,297,818   53,686,271   34,789,414
Variable Insurance
 Products Fund--Growth....   121,271,064  105,005,173   67,390,261   61,114,116
Variable Insurance
 Products Fund--Overseas..    31,688,306   60,191,038   62,112,924   63,649,976
Variable Insurance
 Products Fund II--
 Investment Grade Bond....    21,723,224   19,043,543    7,045,524   11,795,007
Variable Insurance
 Products Fund II--Asset
 Manager..................     7,514,659   57,258,094   36,879,077   50,830,885
Variable Insurance
 Products Fund II--Asset
 Manager Growth...........     3,621,912    1,375,578          n/a          n/a
Variable Insurance
 Products Fund II--
 Contrafund...............    21,244,244      327,719          n/a          n/a
Variable Insurance
 Products Fund II--Index
 500......................    11,105,788    2,155,846          n/a          n/a
Fidelity Investment Grade
 Bond Fund................           --           --         2,484       40,738
Fidelity Daily Income
 Trust....................        25,599      177,883      189,204       77,643
Fidelity Capital and
 Income Fund..............        19,272       62,425       96,801      110,968
Fidelity Government
 Securities Fund, Ltd.....         4,677        1,834      202,290      199,516
Fidelity Cash Reserves....         4,371       14,228        3,143        4,943
                            ------------ ------------ ------------ ------------
                            $558,153,394 $582,209,080 $455,877,952 $404,071,314
                            ============ ============ ============ ============

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N.INC/296 A